Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001644419
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfiv
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Main BuyWrite ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - MAIN BUYWRITE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return, from current income and gains from long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in domestic and international exchange-traded funds (ETFs) to provide investors with sustained exposure to domestic and foreign equity markets over time. The Fund also uses the Adviser’s “BuyWrite” strategy, an investment strategy of writing (selling) call options on a security owned by the Fund to generate additional returns from the option premium. The Fund also seeks returns by writing (selling) secured put options. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts, and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the investment process described below.

Equity Strategy

The Adviser believes that, over time, asset allocation is more determinative than individual security selection in limiting the variability inherent in equity security investing. Accordingly, the Adviser, when investing in ETFs, focuses its research primarily on asset allocation to identify undervalued asset classes and catalysts that could lead to near-term price appreciation by carefully reviewing:

  the sector (industries sharing common characteristics; e.g., financials), sub-sector (a more specialized, narrow category within a sector; e.g., financials), and capitalization (the measure of a company’s size as determined by its current share price multiplied by the number of shares of the company’s outstanding stock) in the Fund’s portfolio.

The Adviser seeks to create a diversified portfolio to avoid allocations of more than 50% to any one particular market segment.

Developing Strategic Targets. The Adviser determines the Fund’s target allocations by:

•	analyzing global macroeconomic and capital market fundamentals over a 12-18 month time horizon and
•	formulating strategic targets for allocations.

Identifying the Appropriate ETFs. After developing the strategic targets, the Adviser uses a combination of bottom-up fundamental valuations (e.g., price to book, price to earnings, and price to sales ratios) and top-down macroeconomic data points to identify the most appropriate fixed income and equity ETFs, without restriction as to geography or market capitalization, to implement strategic asset allocation and express sector views by evaluating various factors in the respective ETFs. The Fund will generally hold between 4-10 ETFs, but that number will change in different market conditions. Based on the Adviser’s analysis, the ETFs held by the Fund may, at certain times, be in one particular sector, but the ETF will not concentrate in any one particular industry.

Option Strategy

The Fund pursues its objective by employing an option strategy of writing (selling) covered call or index based options on an amount from 0% to 100% of the value of the ETF shares in the Fund’s portfolio. The Fund seeks to earn income and gains both from dividends paid on the ETFs owned by the Fund and cash premiums received from writing or “selling”:

•	covered call options or index based options on equity based ETFs held in the Fund’s portfolio and
•	cash secured put options against cash balances in the Fund.

The Fund may not sell “naked” put or call options, i.e., equity options representing more shares of an ETF than the Fund has cash on hand and available to purchase or index options greater than the value of the underlying security.

Stock index options are put options and call options on various stock indices. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index.

The option holder exercising the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market value of the stocks included in the index. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. A put option on a security is a contract that gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to purchase the underlying security at the exercise price. The Adviser’s option strategy typically targets one-month options. Options of any exercise price or maturity may be utilized.

The Fund may seek investment exposure to shares of bitcoin ETFs that are registered with the SEC. Under normal circumstances, no more than 15% of the Fund’s assets may be invested directly in bitcoin ETFs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears directly or indirectly through investments in the underlying ETFs in its investment portfolio. As with any ETF, there is no guarantee that the Fund will achieve its goal.

Allocation Risk. If the Fund’s strategy for allocating assets among different assets classes does not work as intended, the

Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Authorized Participant Risk. Only an Authorized Participant that has entered into a contractual arrangement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund’s distributor has entered into contracts with only a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem large blocks of Shares known as “Creation Units,” Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund has no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security.

Derivatives Risk. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

o	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the refence index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

o	Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such options premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Exchange-Traded Funds Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an ETF and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

▪	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

▪	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

▪	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	The market price for Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Fluctuation of Net Asset Value Risk. The NAV of Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of Shares generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which Shares will trade at premiums or discounts to NAV.

Foreign Investment Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation
(or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors and may invest a significant amount of the Fund’s assets in a small number of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund adopted the accounting history and performance of the predecessor mutual fund, the Main BuyWrite Fund (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and performance table below show the variability of the Fund’s and its Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares and its Predecessor Fund’s Class I shares for each calendar year since the Predecessor Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.mainmgtetfs.com or by calling 1-866-ETF-XPRT (1-866-383-9778).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-ETF-XPRT (1-866-383-9778)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mainmgtetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2020	10.38%
Worst Quarter:	1st Quarter 2020	(18.91)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.91%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annualized Total Returns (For periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Main BuyWrite ETF | HFRl Equity Hedged Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.44%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.24%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%	[1],[2]
Main BuyWrite ETF | Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Allocation Risk. If the Fund’s strategy for allocating assets among different assets classes does not work as intended, the

Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Main BuyWrite ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk. Only an Authorized Participant that has entered into a contractual arrangement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund’s distributor has entered into contracts with only a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem large blocks of Shares known as “Creation Units,” Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Main BuyWrite ETF | Covered Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund has no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security.

Main BuyWrite ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

o	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the refence index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

o	Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such options premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Main BuyWrite ETF | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
o	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the refence index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Main BuyWrite ETF | Put Option Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
o	Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such options premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Main BuyWrite ETF | Exchange Traded Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Funds Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an ETF and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

Main BuyWrite ETF | E T F Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

▪	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

▪	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

▪	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	The market price for Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Main BuyWrite ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
▪	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Main BuyWrite ETF | Trading Issues [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
▪	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Main BuyWrite ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
▪	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	The market price for Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Main BuyWrite ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of Net Asset Value Risk. The NAV of Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of Shares generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which Shares will trade at premiums or discounts to NAV.

Main BuyWrite ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Main BuyWrite ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Main BuyWrite ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation
(or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Main BuyWrite ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors and may invest a significant amount of the Fund’s assets in a small number of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Main BuyWrite ETF | Small And Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Main BuyWrite ETF | Main BuyWrite ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUYW
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,556
Annual Return 2016	rr_AnnualReturn2016	2.02%
Annual Return 2017	rr_AnnualReturn2017	8.62%
Annual Return 2018	rr_AnnualReturn2018	(7.63%)
Annual Return 2019	rr_AnnualReturn2019	12.99%
Annual Return 2020	rr_AnnualReturn2020	3.27%
Annual Return 2021	rr_AnnualReturn2021	9.77%
Annual Return 2022	rr_AnnualReturn2022	0.98%
Annual Return 2023	rr_AnnualReturn2023	11.97%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	11.97%
5 Years	rr_AverageAnnualReturnYear05	7.69%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Main BuyWrite ETF | Main BuyWrite ETF | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.18%
5 Years	rr_AverageAnnualReturnYear05	7.23%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%	[2]
Main BuyWrite ETF | Main BuyWrite ETF | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.67%
5 Years	rr_AverageAnnualReturnYear05	5.93%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[2]
Main Sector Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Main Sector Rotation ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Main Sector Rotation ETF (“the Fund”) seeks to outperform the S&P 500 in rising markets while limiting losses during periods of decline.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund utilizes a “fund of funds” structure to invest in sector-based equity exchange traded funds (“ETFs”). The Fund seeks to achieve its objective through dynamic sector rotation. The Fund’s adviser, Main Management ETF Advisors, LLC (the “Adviser”), focuses its research primarily on sector selection by carefully reviewing the sectors, industries, and sub-industries in the Fund’s portfolio. The Adviser chooses sectors it believes are undervalued and poised to respond favorably to financial market catalysts. The Fund sells a security when it achieves its target price and is, in the opinion of the Adviser, no longer undervalued. The Fund may overweight or underweight a sector or sectors relative to the Fund’s benchmark based on valuation. The Fund may invest in securities of any market capitalization or country and denominated in any currency.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the investment process described below.

Assessing Market Conditions. The Adviser determines the Fund’s target sector allocations by analyzing market sectors and their underlying industries and sub-industries. The Adviser uses the Global Industry Classification Standard (“GICS”) in its sector analysis. GICS sectors include: energy, materials, industrials, consumer discretionary, consumer staples, healthcare, financials, information technology, communication services, utilities, and real estate. The Adviser analyzes economic growth forecasts, inflation trends, and other macroeconomic and capital market fundamentals over a 6-18 month time horizon. The Adviser identifies opportunities for near-term growth in value that are facilitated by events or changes within sectors that its research has identified as “undervalued.”

Identifying the Appropriate ETFs. The Adviser then seeks to identify the most appropriate U.S. sector ETFs to implement its strategic asset allocation and sector views by evaluating various factors in the respective ETFs including their respective underlying indexes and portfolio holdings, sector exposure and weightings, liquidity profiles, and tracking error.

Option Strategy. The Fund may from time to time incorporate a covered call option writing strategy. Covered call option writing is an investment strategy of writing (selling) call options against securities owned by the Fund to generate additional returns from the option premium. The Fund may also seek returns by writing (selling) secured put options. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts, and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

The Fund pursues its options strategy by writing (selling) covered call or index-based options on an amount from 0% to 100% of the value of the ETF shares in the Fund’s portfolio. The Fund seeks to earn income and gains both from dividends paid on the ETFs owned by the Fund and cash premiums received from writing or “selling”:

•	covered call options or index-based options on equity-based ETFs held in the Fund’s portfolio; and
•	cash secured put options against cash balances in the Fund.

The Fund may not sell “naked” put or call options, i.e., equity options representing more shares of an ETF than the Fund has cash on hand and available to purchase or index options greater than the value of the underlying security. Stock index options are put options and call options on various stock indices. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder exercising the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. A put option on a security is a contract that gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to purchase the underlying security at the exercise price.

The Fund may seek investment exposure to shares of bitcoin ETFs that are registered with the SEC. Under normal circumstances, no more than 15% of the Fund’s assets may be invested directly in bitcoin ETFs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks of investing in the Fund. As with any ETF, there is no guarantee that the Fund will achieve its goal.

Allocation Risk. If the Fund’s strategy for allocating assets among different sectors and sub sectors does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Authorized Participant Risk. Only an Authorized Participant that has entered into a contractual arrangement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund’s distributor has entered into contracts with only a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem large blocks of Shares known as “Creation Units,” Shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund has no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security.

Currency Risk. Investments in foreign currencies are subject to political and economic risks, civil conflicts and war and greater volatility. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Derivatives Risk. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

o	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the refence index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

o	Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such options premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Exchange-Traded Fund Risk. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the ETFs will be higher than the cost of investing directly in the ETFs underlying investments and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

•	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

•	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	The market price for Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Fluctuation of Net Asset Value Risk. The NAV of Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of Shares generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which Shares will trade at premiums or discounts to NAV.

Foreign Securities Risk. Foreign companies are generally not subject to the same regulatory requirements of U.S.

companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of underlying funds in which it invests and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any underlying fund will achieve its investment objectives.

Index Call Option Risk. Because the exercise of index options is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund bears a risk that the value of the securities held by the Fund will vary from the value of the index and relative to the written index call option positions. Accordingly, the Fund may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Fund, which are priced daily, are affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

Large Capitalization Securities Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. If the Fund invests more heavily in a particular sector, the value Shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, Share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Small and Medium Capitalization Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.mainmgtetfs.com or by calling 1-866-ETF-XPRT (1-866- 383-9778).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-ETF-XPRT (1-866- 383-9778)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mainmgtetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	21.40%
Worst Quarter:	1st Quarter 2020	(23.32%)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.32%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
Main Sector Rotation ETF | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[4]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.03%	[4]
Main Sector Rotation ETF | Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Allocation Risk. If the Fund’s strategy for allocating assets among different sectors and sub sectors does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Main Sector Rotation ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk. Only an Authorized Participant that has entered into a contractual arrangement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund’s distributor has entered into contracts with only a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem large blocks of Shares known as “Creation Units,” Shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Main Sector Rotation ETF | Covered Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund has no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security.

Main Sector Rotation ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

o	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the refence index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

o	Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such options premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Main Sector Rotation ETF | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

o	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the refence index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Main Sector Rotation ETF | Put Option Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

o	Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such options premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Main Sector Rotation ETF | Exchange Traded Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund Risk. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the ETFs will be higher than the cost of investing directly in the ETFs underlying investments and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

Main Sector Rotation ETF | E T F Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

•	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

•	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	The market price for Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Main Sector Rotation ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Main Sector Rotation ETF | Trading Issues [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Main Sector Rotation ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	The market price for Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Main Sector Rotation ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of Net Asset Value Risk. The NAV of Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of Shares generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which Shares will trade at premiums or discounts to NAV.

Main Sector Rotation ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Main Sector Rotation ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Main Sector Rotation ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. If the Fund invests more heavily in a particular sector, the value Shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, Share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Main Sector Rotation ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Investments in foreign currencies are subject to political and economic risks, civil conflicts and war and greater volatility. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Main Sector Rotation ETF | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Main Sector Rotation ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign companies are generally not subject to the same regulatory requirements of U.S.

companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Main Sector Rotation ETF | Fund Of Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of underlying funds in which it invests and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any underlying fund will achieve its investment objectives.

Main Sector Rotation ETF | Index Call Option Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Call Option Risk. Because the exercise of index options is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund bears a risk that the value of the securities held by the Fund will vary from the value of the index and relative to the written index call option positions. Accordingly, the Fund may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Fund, which are priced daily, are affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

Main Sector Rotation ETF | Large Capitalization Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Securities Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Main Sector Rotation ETF | Small And Medium Capitalization Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Main Sector Rotation ETF | Main Sector Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SECT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
Annual Return 2018	rr_AnnualReturn2018	(9.30%)
Annual Return 2019	rr_AnnualReturn2019	27.86%
Annual Return 2020	rr_AnnualReturn2020	15.36%
Annual Return 2021	rr_AnnualReturn2021	28.88%
Annual Return 2022	rr_AnnualReturn2022	(12.69%)
Annual Return 2023	rr_AnnualReturn2023	21.03%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	21.03%
5 Years	rr_AverageAnnualReturnYear05	14.97%
Since Inception	rr_AverageAnnualReturnSinceInception	11.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2017
Main Sector Rotation ETF | Main Sector Rotation ETF | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.77%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	11.26%
Main Sector Rotation ETF | Main Sector Rotation ETF | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	11.97%
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%
Main Thematic Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Main Thematic Innovation ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Main Thematic Innovation ETF (“the Fund”) seeks to outperform the MSCI ACWI Index® in rising markets while limiting losses during periods of decline.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund utilizes a “fund of funds” structure to invest in theme-based equity exchange traded funds (“ETFs”). The Fund seeks to achieve its objective through dynamic thematic rotation. The Fund’s adviser, Main Management ETF Advisors, LLC (the “Adviser”), focuses its research primarily on identifying emerging, disruptive, and innovative themes that have a large market demand or “addressable market.” The Adviser rotates among themes with large addressable markets which may range from nascent technologies to those on the cusp of widespread adoption and buys securities of ETFs investing in those themes.

As seen from past disruptive technologies, the market often does not initially price a theme appropriately, or even for several years, as the market’s response to the theme is often underestimated. Disruptors must continually reinvest in their future and expand their reach as they grow and these moves are hard for markets to accurately price, resulting in the potential for appreciation.

The portfolio managers set price targets for each position and revisit a position when the price target is met, revising upwards when deemed appropriate or selling when the investment committee concludes the theme has either run its course or is no longer likely to provide further exposure to growth, disruption, or innovation. Looking for themes with large market demand may mean price targets are revised upwards multiple times. The holding period is long-term as it may take years or even decades for themes to realize their full potential.

The Adviser rebalances the Fund’s portfolio when the investment committee deems appropriate. Given the longer-term nature of thematic development, an automatic monthly or quarterly rebalancing policy could be counterproductive to the Fund’s objective of seeking maximum return. From time to time, the Fund may use a covered call or covered put option strategy in an attempt to dampen volatility and generate additional returns.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the investment process described below.

Assessing Market Conditions. The Adviser determines the Fund’s target allocations by analyzing developing and ongoing technological and behavioral themes and their underlying addressable markets. The Adviser identifies themes consisting of securities in the aggregate that are poised for significant growth, disruption, or innovation. To identify such themes, the Adviser analyzes economic growth forecasts, changes in the factors driving growth, behavioral patterns among consumers, as well as other macroeconomic fundamentals. Themes may include: genomics, fintech, e-commerce, robotics, artificial intelligence, cyber security, clean energy, cloud computing, autonomous tech, gaming & e-sports, and pet care. The Adviser identifies themes that have large addressable markets and may be still early in their life cycle. In addition, the Adviser considers fundamental factors such as Price to Growth, Price to Earnings, Price to Book, and Price to Sales. The growth rate and size of the addressable market are the primary metrics of consideration.

Identifying the Appropriate ETFs. The Adviser then seeks to identify 5-15 theme-based ETFs to implement its strategic asset allocation and thematic views by evaluating various factors in the respective ETFs including their respective underlying indexes and portfolio holdings, sector exposure and weightings, liquidity profiles, and tracking error. At any given time, the Fund may have a significant percentage of its assets invested in one or more sectors than other sectors.

Option Strategy. The Fund may from time to time incorporate a covered call option writing strategy. Covered call option writing is an investment strategy of writing (selling) call options against securities owned by the Fund to generate additional returns from the option premium. The Fund may also seek returns by writing (selling) secured put options. The Fund may seek to hedge downside risk by purchasing protective puts. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts, and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

The Fund may seek investment exposure to shares of bitcoin ETFs that are registered with the SEC. Under normal circumstances, no more than 15% of the Fund’s assets may be invested directly in bitcoin ETFs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks of investing in the Fund. As with any ETF, there is no guarantee that the Fund will achieve its goal.

Allocation Risk. If the Fund’s strategy for allocating assets among different sectors and sub sectors does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Authorized Participant Risk. Only an Authorized Participant that has entered into a contractual arrangement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund’s distributor has entered into contracts with only a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem large blocks of Shares known as “Creation Units,” Shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund has no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security.

Currency Risk. Investments in foreign currencies are subject to political and economic risks, civil conflicts and war and greater volatility. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Derivatives Risk. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of an option may not correlate perfectly with the underlying asset, rate or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

o	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

o	Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such option premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Exchange-Traded Fund Risk. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the ETFs will be higher than the cost of investing directly in the ETFs underlying investments and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

▪	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

▪	Trading Issues. An active trading market for Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

▪	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	The market price for Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Fluctuation of Net Asset Value Risk. The NAV of Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of Shares generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which Shares will trade at premiums or discounts to NAV.

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds in which it invests and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Index Call Option Risk. Because the exercise of index options is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities.

The Fund bears a risk that the value of the securities held by the Fund will vary from the value of the index and relative to the written index call option positions. Accordingly, the Fund may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Fund, which are priced daily, are affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. If the Fund invests more heavily in a particular sector, the value Shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, Share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Small and Medium Capitalization Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.mainmgtetfs.com or by calling 1-866-ETF-XPRT (1-866- 383-9778).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-ETF-XPRT (1-866- 383-9778)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mainmgtetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2023	20.62%
Worst Quarter:	2nd Quarter 2022	(23.21%)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.21%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index does not reflect any fees or expenses
Main Thematic Innovation ETF | MSCI AC World Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%	[6]
Main Thematic Innovation ETF | Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Allocation Risk. If the Fund’s strategy for allocating assets among different sectors and sub sectors does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Main Thematic Innovation ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk. Only an Authorized Participant that has entered into a contractual arrangement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund’s distributor has entered into contracts with only a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem large blocks of Shares known as “Creation Units,” Shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Main Thematic Innovation ETF | Covered Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund has no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security.

Main Thematic Innovation ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of an option may not correlate perfectly with the underlying asset, rate or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

o	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

o	Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such option premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Main Thematic Innovation ETF | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
o	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Main Thematic Innovation ETF | Put Option Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
o	Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such option premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Main Thematic Innovation ETF | E T F Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

▪	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

▪	Trading Issues. An active trading market for Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

▪	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	The market price for Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Main Thematic Innovation ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
▪	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Main Thematic Innovation ETF | Trading Issues [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
▪	Trading Issues. An active trading market for Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Main Thematic Innovation ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
▪	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	The market price for Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Main Thematic Innovation ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of Net Asset Value Risk. The NAV of Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of Shares generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which Shares will trade at premiums or discounts to NAV.

Main Thematic Innovation ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Main Thematic Innovation ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Main Thematic Innovation ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. If the Fund invests more heavily in a particular sector, the value Shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, Share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Main Thematic Innovation ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Investments in foreign currencies are subject to political and economic risks, civil conflicts and war and greater volatility. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Main Thematic Innovation ETF | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Main Thematic Innovation ETF | Fund Of Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds in which it invests and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Main Thematic Innovation ETF | Index Call Option Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Call Option Risk. Because the exercise of index options is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities.

The Fund bears a risk that the value of the securities held by the Fund will vary from the value of the index and relative to the written index call option positions. Accordingly, the Fund may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Fund, which are priced daily, are affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

Main Thematic Innovation ETF | Small And Medium Capitalization Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Main Thematic Innovation ETF | Exchange Traded Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund Risk. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the ETFs will be higher than the cost of investing directly in the ETFs underlying investments and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

Main Thematic Innovation ETF | Main Thematic Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TMAT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,878
Annual Return 2022	rr_AnnualReturn2022	(39.31%)
Annual Return 2023	rr_AnnualReturn2023	32.42%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	32.42%
Since Inception	rr_AverageAnnualReturnSinceInception	(13.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2021
Main Thematic Innovation ETF | Main Thematic Innovation ETF | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.42%
Since Inception	rr_AverageAnnualReturnSinceInception	(13.36%)
Main Thematic Innovation ETF | Main Thematic Innovation ETF | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.81%)
Main International ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Main International ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to outperform the MSCI All Country World ex-USA Index® (the “Index”) over a full market cycle while maintaining below-benchmark risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has only recently commenced operations. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund utilizes a “fund of funds” structure to invest in exchange traded funds (“ETFs”) that primarily provide exposure to non-U.S. equity securities of companies of any capitalization representing sectors and geographic regions that appear undervalued in comparison to their historical average price. The Adviser focuses its research on global macro-economic factors (relevant to the economy in general), micro-economic factors (relevant to individual companies) and fundamental factors (financial information that impacts the price or perceived value of a stock) to assess whether a sector or geographic region is expected to undergo a transformative change that could lead to near-term price appreciation of companies within that sector or region. Under normal circumstances, the Fund invests at least 50% of its total assets in funds that invest at least 50% of their respective total assets in securities of non-U.S. issuers organized or having their principal place of business outside the U.S.

The portfolio managers set price targets for each position and revisit a position when the price target is met, revising upwards when deemed appropriate or selling when the portfolio managers conclude the position no longer provides exposure to undervalued companies on the brink of a transformative change.

The Adviser rebalances the Fund’s portfolio when the portfolio managers deem appropriate. Given the longer-term nature of the Fund, an automatic monthly or quarterly rebalancing policy could be counterproductive to the Fund’s objective of seeking maximum return. From time to time, the Fund may use a covered call or covered put option strategy in an attempt to dampen volatility and generate additional returns.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the following investment process:

Assessing Market Conditions: The Adviser determines the Fund’s target allocations by identifying sectors (and their underlying industries and sub-industries) countries and regions it believes are poised for significant economic growth. To identify such sectors, countries and regions, the Adviser analyzes economic growth forecasts, changes in the factors driving growth, behavioral patterns among consumers, as well as other macroeconomic fundamentals over a 6- to 18-month horizon. The Adviser uses the Global Industry Classification Standard (“GICS”) in its sector analysis and may invest in country-specific sector funds. GICS sectors include: energy, materials, industrials, consumer discretionary, consumer staples, healthcare, financials, information technology, communication services, utilities and real estate.

Identifying the Appropriate ETFs: The Adviser then seeks to identify 5-20 index or actively managed ETFs to implement its strategic asset allocation by evaluating various factors in the respective ETFs including the respective underlying indexes they seek to track and portfolio holdings, sector exposure and weightings, liquidity profiles, and tracking error. At any given time, the Fund may have a significant percentage of its assets invested in one or more sectors or in one or more countries or geographic regions.

Option Strategy: The Fund pursues its objective by employing an option strategy of writing (selling) covered call or index based options on an amount from 0% to 100% of the value of the ETF shares in the Fund’s portfolio. The Fund seeks to earn income and gains both from dividends paid on the ETFs owned by the Fund and cash premiums received from writing or “selling”:

•	covered call options or index based options on equity based ETFs held in the Fund’s portfolio and
•	cash secured put options against cash balances in the Fund.

The Fund may not sell “naked” put or call options, i.e., equity options representing more shares of an ETF than the Fund has cash on hand and available to purchase or index options greater than the value of the underlying security.

Stock index options are put options and call options on various stock indices. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index.

The option holder exercising the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars time a specified multiple.

A stock index fluctuates with changes in the market value of the stocks included in the index. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. A put option on a security is a contract that gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to purchase the underlying security at the exercise price. The Adviser’s option strategy typically targets one-month to three-month options. Options of any exercise price or maturity may be utilized.

The Fund may seek investment exposure to shares of bitcoin ETFs that are registered with the SEC. Under normal circumstances, no more than 15% of the Fund’s assets may be invested directly in bitcoin ETFs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears directly or indirectly through investments in underlying ETFs. As with any ETF, there is no guarantee that the Fund will achieve its goal.

Allocation Risk. If the Fund’s strategy for allocating assets among different sectors and countries does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Authorized Participant Risk. Only an Authorized Participant that has entered into a contractual arrangement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund’s distributor has entered into contracts with only a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem large blocks of shares known as “Creation Units,” Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund has no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security.

Currency Risk. Investments in foreign currencies are subject to political and economic risks, civil conflicts and war and greater volatility. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Derivatives Risk. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of an option may not correlate perfectly with the underlying asset, rate or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

o	Leverage and Volatility Risk. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leveraged derivatives can amplify the effects of market volatility on the Fund’s share price.

o	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer)of a put option, the Fund will tend to lose money if the value of the underlying security falls below a specified price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the underlying security rises above a specified price.

o	Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such option premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Emerging Markets Risk. Investing in emerging market nations involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Exchange-Traded Fund Risk. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the ETFs will be higher than the cost of investing directly in the ETFs underlying investments and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

•	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.”. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

•	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	The market price for the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Fluctuation of Net Asset Value Risk. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Foreign Securities Risk. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds in which it invests and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Index Call Option Risk. Because the exercise of index options is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund bears a risk that the value of the securities held by the Fund will vary from the value of the index and relative to the written index call option positions. Accordingly, the Fund may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Fund, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

Large Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation
(or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.mainmgtetfs.com or by calling 1-866-ETF-XPRT (1-866- 383-9778).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-ETF-XPRT (1-866- 383-9778)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mainmgtetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2023	12.65%
Worst Quarter:	3rd Quarter 2023	(4.75%)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.75%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Main International ETF | MSCI ACWI ex USA Net (USD)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
Since Inception	rr_AverageAnnualReturnSinceInception	11.52%
Main International ETF | Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Allocation Risk. If the Fund’s strategy for allocating assets among different sectors and countries does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Main International ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk. Only an Authorized Participant that has entered into a contractual arrangement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund’s distributor has entered into contracts with only a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem large blocks of shares known as “Creation Units,” Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Main International ETF | Covered Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund has no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security.

Main International ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of an option may not correlate perfectly with the underlying asset, rate or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

o	Leverage and Volatility Risk. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leveraged derivatives can amplify the effects of market volatility on the Fund’s share price.

o	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer)of a put option, the Fund will tend to lose money if the value of the underlying security falls below a specified price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the underlying security rises above a specified price.

o	Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such option premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Main International ETF | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
o	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer)of a put option, the Fund will tend to lose money if the value of the underlying security falls below a specified price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the underlying security rises above a specified price.

Main International ETF | Put Option Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
o	Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such option premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Main International ETF | E T F Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

•	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.”. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

•	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	The market price for the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Main International ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.”. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Main International ETF | Trading Issues [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Main International ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	The market price for the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Main International ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of Net Asset Value Risk. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Main International ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Main International ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation
(or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Main International ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Main International ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Investments in foreign currencies are subject to political and economic risks, civil conflicts and war and greater volatility. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Main International ETF | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Main International ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Main International ETF | Fund Of Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds in which it invests and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Main International ETF | Index Call Option Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Call Option Risk. Because the exercise of index options is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund bears a risk that the value of the securities held by the Fund will vary from the value of the index and relative to the written index call option positions. Accordingly, the Fund may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Fund, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

Main International ETF | Exchange Traded Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund Risk. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the ETFs will be higher than the cost of investing directly in the ETFs underlying investments and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

Main International ETF | Leverage And Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
o	Leverage and Volatility Risk. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leveraged derivatives can amplify the effects of market volatility on the Fund’s share price.

Main International ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. Investing in emerging market nations involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Main International ETF | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Main International ETF | Limited History Of Operations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate.
Main International ETF | Main International ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INTL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,314
Annual Return 2023	rr_AnnualReturn2023	18.35%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	18.35%
Since Inception	rr_AverageAnnualReturnSinceInception	14.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2022
Main International ETF | Main International ETF | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.14%
Since Inception	rr_AverageAnnualReturnSinceInception	13.13%
Main International ETF | Main International ETF | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.02%
Since Inception	rr_AverageAnnualReturnSinceInception	10.64%

[1]	The HFRI Equity Hedged Index returns are reported with a start date of 12/31/15. Equity Hedge (“EH”) managers are investment managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. EH managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses. Source: Hedge Fund Research.
[2]	Performance returns include the performance of the Predecessor Fund’s Class I Shares.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.
[4]	The S&P 500 Total Return Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[6]	The MSCI AC World Index (the “Index”) is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 27 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[8]	Estimated for the current fiscal year.
[9]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[10]	The Fund’s adviser, Main Management ETF Advisors, LLC (the “Adviser”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2025, to insure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.74% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if, after such recoupment is taken into account, the expense ratio does not exceed the lesser of the expense limits in place at the time of the waiver or those in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.